Goodwill and impairment review of goodwill - Disclosure of reconciliation of goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	$ 12,472	$ 11,960
Intangible assets and goodwill, end of period	14,888	12,472
Carrying amount
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	13,176	12,577
Exchange adjustments	(179)	184
Acquisitions and other additions	2,734	415
Reclassified as assets held for sale	(79)	0
Disposals and retirements, intangible assets and goodwill	(122)	0
Intangible assets and goodwill, end of period	15,530	13,176
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Intangible assets and goodwill, beginning of period	(704)	(617)
Exchange adjustments	2	(2)
Impairment loss recognised in profit or loss, goodwill	0	(85)
Disposals and retirements, intangible assets and goodwill	60	0
Intangible assets and goodwill, end of period	$ (642)	$ (704)